Leases (Future Minimum Lease And Mineral And Other Royalty Commitments For All Noncancelable Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Leases [Abstract]
2012	$ 70,059
2013	53,271
2014	49,502
2015	45,412
2016	34,196
Thereafter	104,156
Total	$ 356,596